Loss Per Share (Details) - Schedule of basic and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Earnings Per Share [Abstract]
Net loss attributable to FaZe Holdings Inc., basic and diluted	$ (168,534)	$ (36,866)
Weighted-average common shares outstanding, basic	39,872,308	19,187,873
Net loss per share, basic	$ (4.23)	$ (1.92)